Investments (Details 6) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Finance Industry [Member]
Corporate Secturities by Investment Sector And Credit Rating [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 2,411,175,000	$ 2,447,486,000
Available-for-sale Securities, Fair Value Disclosure	2,442,149,000	2,501,158,000
Percentage Of Total Available For Sales Securities	32.70%	37.30%
Industrial [Member]
Corporate Secturities by Investment Sector And Credit Rating [Line Items]
Available-for-sale Securities, Amortized Cost Basis	3,402,099,000	3,065,088,000
Available-for-sale Securities, Fair Value Disclosure	3,760,187,000	3,281,255,000
Percentage Of Total Available For Sales Securities	50.40%	48.90%
Utility Industry [Member]
Corporate Secturities by Investment Sector And Credit Rating [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,115,384,000	868,382,000
Available-for-sale Securities, Fair Value Disclosure	1,255,090,000	924,304,000
Percentage Of Total Available For Sales Securities	16.90%	13.70%
Other Industry [Member]
Corporate Secturities by Investment Sector And Credit Rating [Line Items]
Available-for-sale Securities, Amortized Cost Basis	3,300,000	3,306,000
Available-for-sale Securities, Fair Value Disclosure	$ 3,680,000	$ 3,727,000
Percentage Of Total Available For Sales Securities	0.00%	0.10%